UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number 811-10467
Causeway Capital Management Trust
(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor
Los Angeles, CA 90025
(Address of principal executive offices) (Zip code)
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-866-947-7000
Date of fiscal year end: September 30, 2011
Date of reporting period: December 31, 2010

Item 1. Schedule of Investments
Schedule of Investments (000)*
December 31, 2010 (Unaudited)

Causeway International Value Fund	Number of Shares	Value
Common Stock
Canada — 1.1%
Precision Drilling Corp.	1,621,452	$15,608

France — 12.8%
AXA SA	1,172,573	19,515
BNP Paribas	371,839	23,666
European Aeronautic Defence and Space Co. NV	1,254,725	29,252
Gemalto NV	334,291	14,231
Sanofi-Aventis SA [2]	611,657	39,125
Technip SA	251,415	23,224
Vinci SA	677,251	36,829

		185,842

Germany — 11.0%
Bayer AG	253,148	18,772
Deutsche Post AG	1,535,665	26,062
E.ON AG	516,648	15,784
Linde AG	257,537	38,974
Muenchener Rueckversicherungs AG	152,531	23,110
Siemens AG	299,360	37,096

		159,798

Greece — 1.3%
OPAP SA	1,104,788	19,111

Hong Kong — 1.7%
Yue Yuen Industrial Holdings Ltd. [2]	6,972,533	25,075

Ireland — 1.1%
Smurfit Kappa Group PLC [2]	1,589,258	15,509

Italy — 1.5%
UniCredito SpA	10,584,850	21,952

Japan — 20.8%
Fanuc Corp.	165,600	25,303
Haseko Corp.	12,786,500	11,295
Honda Motor Co. Ltd.	575,100	22,690
JGC Corp.	1,142,000	24,742
KDDI Corp.	3,482	20,072
Mitsubishi Gas Chemical Co. Inc.	2,092,000	14,791
Mitsubishi UFJ Financial Group Inc.	4,303,300	23,195
Sankyo Co. Ltd.	316,300	17,815
Shin-Etsu Chemical Co. Ltd.	676,000	36,421
SMC Corp.	114,300	19,498
Sony Financial Holdings Inc. [2]	9,006	36,257

Schedule of Investments (000)* (continued)
December 31, 2010 (Unaudited)

Causeway International Value Fund	Number of Shares	Value
Japan — (continued)
Tokyo Electron Ltd.	324,300	$20,411
Toyota Motor Corp.	736,000	28,965

		301,455

Netherlands — 8.1%
Akzo Nobel NV	676,677	42,049
Reed Elsevier NV	3,234,608	40,027
TNT NV	1,322,261	34,910

		116,986

Norway — 2.1%
Aker Solutions ASA	1,793,856	30,659

Singapore — 1.3%
Singapore Airlines Ltd.	1,582,000	18,866

South Korea — 4.1%
Hyundai Heavy Industries Co. Ltd.	83,563	32,989
KT&G Corp.	451,564	26,077

		59,066

Spain — 3.2%
Banco Santander SA	1,873,600	19,972
Enagas	1,294,021	25,890

		45,862

Sweden — 1.6%
Skandinaviska Enskilda Banken AB, Class A	2,729,579	22,850

Switzerland — 10.8%
Compagnie Financiere Richemont SA	253,589	14,941
Givaudan SA	23,111	24,996
Novartis AG	445,085	26,251
Roche Holding AG	171,304	25,160
Transocean Ltd. [1]	171,536	11,840
UBS AG	1,756,184	28,890
Zurich Financial Services AG	93,655	24,300

		156,378

United Kingdom — 15.1%
Aviva PLC	3,882,111	23,790
Balfour Beatty PLC	897,924	4,381
British American Tobacco PLC	621,601	23,878
Eurasian Natural Resources Corp. PLC	428,345	7,000
HSBC Holdings PLC	2,480,921	25,441
Michael Page International PLC	2,071,029	17,923
Rexam PLC	4,169,000	21,628
Rio Tinto PLC	431,872	30,213
Rolls-Royce Group PLC	3,625,030	35,215

Schedule of Investments (000)* (concluded)
December 31, 2010 (Unaudited)

Causeway International Value Fund	Number of Shares	Value
United Kingdom — (continued)
Vodafone Group PLC	11,179,565	$28,903

		218,372

Total Common Stock (Cost $1,256,113) — 97.6%		1,413,389

Short-Term Investment
Dreyfus Cash Management, Institutional Class, 0.140% **	51,198,297	51,198

Total Short-Term Investment (Cost $51,198) — 3.5%		51,198

Total Investments — 101.1% (Cost $1,307,311)		1,464,587

Liabilities in Excess of Other Assets — -1.1%		(15,477)

Net Assets — 100.0%		$1,449,110

*	Except for share data.

**	The rate reported is the 7-day effective yield as of December 31, 2010.

1	Non-income producing security.

2	Resales of portions of these securities are subject to Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally on foreign exchanges or to qualified institutional buyers.
At December 31, 2010, the tax basis cost of the Fund’s investments was $1,307,311 and the unrealized appreciation and depreciation were $253,860 and ($96,584), respectively.
The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2^	Level 3	Total

Common Stock	$615,369	$798,020	$—	$1,413,389
Short-Term Investments	51,198	—	—	51,198

Total Investments in Securities	$666,567	$798,020	$—	$1,464,587

^	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of holiday market closures, in accordance with the Fund’s policies.
Amounts designated as “0” are $0.
For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.
CCM-QH-001-1300

Item 2. Controls and Procedures
(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan Turner Swan, President

Date: February 24, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan Turner Swan, President

Date: February 24, 2011

By (Signature and Title)	/s/ Michael Lawson Michael Lawson, Treasurer

Date: February 24, 2011